Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Summary of issued capital
Further information regarding Reynolds Group Holdings Limited's issued capital is detailed below:

	For the year ended December 31,
Number of shares	2019	2018	2017
Balance at the beginning of the year	71,500,004	71,500,004	71,500,004
Changes in shares	—	—	—
Balance at the end of the year	71,500,004	71,500,004	71,500,004